Cover	3 Months Ended
Apr. 02, 2023
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	Kenvue Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001944048